Loans - Summary of Carrying Amount of Loans Based on Internal Risk Rating Grades (Detail) - CAD ($) $ in Millions	6 Months Ended	12 Months Ended
	Apr. 30, 2019	Oct. 31, 2018	Jan. 31, 2019	Apr. 30, 2018
Disclosure of internal credit grades [line items]
Gross residential mortgages	$ 207,396	$ 207,749
ECL allowance	1,751	1,639	$ 1,715	$ 1,619
Net loans	392,945	381,661
Gross personal	43,113	43,058
Gross credit card	12,645	12,673
Gross business and government	131,542	119,820
Exceptionally Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	142,280	141,556
Gross personal	23,667	23,808
Gross credit card	3,035	3,405
Very Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	38,222	40,225
Gross personal	5,174	5,187
Gross credit card	2,249	1,797
Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	16,109	16,119
Gross personal	6,743	6,656
Gross credit card	4,446	4,519
Medium [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	6,407	5,764
Gross personal	5,660	5,579
Gross credit card	2,211	2,252
High [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	1,153	996
Gross personal	941	936
Gross credit card	542	538
Default [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	555	510
Gross personal	147	142
Gross business and government	1,027	504
Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	2,670	2,579
Gross personal	781	750
Gross credit card	162	162
Gross business and government	2,457	2,682
Investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	46,447	42,753
Non investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	80,251	72,616
Watch list [member]
Disclosure of internal credit grades [line items]
Gross business and government	1,360	1,265
Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	220	214
Net loans	207,176	207,535
Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	(504)	(481)
Net loans	42,609	42,577
Credit card [member]
Disclosure of internal credit grades [line items]
ECL allowance	430	418
Net loans	12,215	12,255
Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	597	526
Net loans	130,945	119,294
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	198,749	200,124
ECL allowance	491		470	451
Net loans	371,466	362,615
Gross personal	38,630	38,925
Gross credit card	10,063	10,144
Gross business and government	124,515	113,872
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Exceptionally Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	142,280	141,556
Gross personal	23,667	23,808
Gross credit card	3,035	3,405
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Very Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	38,222	40,225
Gross personal	3,807	3,813
Gross credit card	2,199	1,747
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	14,989	15,321
Gross personal	5,994	5,954
Gross credit card	3,729	3,809
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Medium [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	967	859
Gross personal	4,250	4,428
Gross credit card	939	1,011
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | High [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	1
Gross personal	194	245
Gross credit card	9	10
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	2,290	2,163
Gross personal	718	677
Gross credit card	152	162
Gross business and government	2,227	2,397
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	46,247	42,532
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Non investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	75,866	68,798
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Watch list [member]
Disclosure of internal credit grades [line items]
Gross business and government	175	145
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	30	27
Net loans	198,719	200,097
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	(171)	(176)
Net loans	38,459	38,749
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Credit card [member]
Disclosure of internal credit grades [line items]
ECL allowance	92	88
Net loans	9,971	10,056
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	198	159
Net loans	124,317	113,713
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	7,927	6,948
ECL allowance	712		721	719
Net loans	19,984	18,048
Gross personal	4,295	3,951
Gross credit card	2,582	2,529
Gross business and government	5,892	5,327
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Very Low [Member]
Disclosure of internal credit grades [line items]
Gross personal	1,367	1,374
Gross credit card	50	50
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	1,120	798
Gross personal	749	702
Gross credit card	717	710
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Medium [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	5,440	4,905
Gross personal	1,410	1,151
Gross credit card	1,272	1,241
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | High [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	1,152	996
Gross personal	747	691
Gross credit card	533	528
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	215	249
Gross personal	22	33
Gross credit card	10
Gross business and government	122	168
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	200	221
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Non investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	4,385	3,818
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Watch list [member]
Disclosure of internal credit grades [line items]
Gross business and government	1,185	1,120
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	42	44
Net loans	7,885	6,904
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	(216)	(196)
Net loans	4,079	3,755
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Credit card [member]
Disclosure of internal credit grades [line items]
ECL allowance	338	330
Net loans	2,244	2,199
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	116	137
Net loans	5,776	5,190
Stage 3 [member] | Financial instruments credit-impaired [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	720	677
Net loans	1,495	998
Gross personal	188	182
Gross business and government	1,135	621
Stage 3 [member] | Financial instruments credit-impaired [member] | Default [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	555	510
Gross personal	147	142
Gross business and government	1,027	504
Stage 3 [member] | Financial instruments credit-impaired [member] | Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	165	167
Gross personal	41	40
Gross business and government	108	117
Stage 3 [member] | Financial instruments credit-impaired [member] | Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	148	143
Net loans	572	534
Stage 3 [member] | Financial instruments credit-impaired [member] | Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	(117)	(109)
Net loans	71	73
Stage 3 [member] | Financial instruments credit-impaired [member] | Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	283	230
Net loans	852	$ 391
Stage 3 [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of internal credit grades [line items]
ECL allowance	$ 548		$ 524	$ 449